Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

October 31, 2020

SCPK6-QTLY-1220
1.9884008.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Entertainment - 1.2%
Gaia, Inc. Class A (a)(b)	120,337	$1,220,217
Take-Two Interactive Software, Inc. (a)	43,225	6,696,417
Zynga, Inc. (a)	345,339	3,104,598
		11,021,232
Media - 0.9%
Cardlytics, Inc. (a)(b)	46,146	3,406,498
Nexstar Broadcasting Group, Inc. Class A	31,247	2,574,753
TechTarget, Inc. (a)	59,800	2,619,240
		8,600,491

TOTAL COMMUNICATION SERVICES		19,621,723

CONSUMER DISCRETIONARY - 16.8%
Diversified Consumer Services - 0.7%
Arco Platform Ltd. Class A (a)(b)	128,638	4,383,983
Grand Canyon Education, Inc. (a)	28,557	2,238,012
		6,621,995
Hotels, Restaurants & Leisure - 2.8%
Churchill Downs, Inc.	54,011	8,055,741
Dunkin' Brands Group, Inc.	104,500	10,419,695
Lindblad Expeditions Holdings (a)	386,792	3,218,109
Wingstop, Inc.	37,195	4,326,894
		26,020,439
Household Durables - 3.8%
Helen of Troy Ltd. (a)	48,025	9,105,540
LGI Homes, Inc. (a)	52,631	5,625,201
M/I Homes, Inc. (a)	69,405	2,840,053
Taylor Morrison Home Corp. (a)	356,454	7,699,406
TopBuild Corp. (a)	28,600	4,381,806
Whirlpool Corp.	34,709	6,419,777
		36,071,783
Internet & Direct Marketing Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	216,000	4,283,280
Farfetch Ltd. Class A (a)	195,489	5,499,106
Kogan.Com Ltd.	316,450	4,580,940
Revolve Group, Inc. (a)(b)	164,699	2,977,758
Stamps.com, Inc. (a)	37,375	8,343,595
		25,684,679
Leisure Products - 0.4%
Academy Sports & Outdoors, Inc. (b)	132,800	1,952,160
Vista Outdoor, Inc. (a)	113,400	2,241,918
		4,194,078
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	25,017	2,178,731
Specialty Retail - 4.1%
American Eagle Outfitters, Inc. (b)	584,300	8,010,753
Floor & Decor Holdings, Inc. Class A (a)	82,729	6,039,217
Lithia Motors, Inc. Class A (sub. vtg.)	20,600	4,729,142
Michaels Companies, Inc. (a)(b)	392,500	3,183,175
Murphy U.S.A., Inc.	13,900	1,699,831
Musti Group OYJ	90,749	2,078,938
Williams-Sonoma, Inc.	141,327	12,890,436
		38,631,492
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. (a)	243,700	12,752,821
Deckers Outdoor Corp. (a)	26,630	6,747,243
		19,500,064

TOTAL CONSUMER DISCRETIONARY		158,903,261

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	284,200	10,882,018
Grocery Outlet Holding Corp. (a)	83,786	3,688,260
		14,570,278
Food Products - 1.1%
Freshpet, Inc. (a)	38,356	4,391,762
Nomad Foods Ltd. (a)	175,199	4,248,576
The Simply Good Foods Co. (a)	109,758	2,063,450
		10,703,788
Personal Products - 0.5%
Herbalife Nutrition Ltd. (a)	106,400	4,802,896

TOTAL CONSUMER STAPLES		30,076,962

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Renewable Energy Group, Inc. (a)	41,800	2,357,520
FINANCIALS - 5.9%
Capital Markets - 2.9%
Cowen Group, Inc. Class A	219,087	4,701,607
Lazard Ltd. Class A	82,289	2,770,671
LPL Financial	32,133	2,568,391
Morningstar, Inc.	29,290	5,576,230
StepStone Group, Inc. Class A	521,154	12,058,982
		27,675,881
Consumer Finance - 0.7%
First Cash Financial Services, Inc.	64,367	3,349,659
Green Dot Corp. Class A (a)	57,000	3,039,240
		6,388,899
Diversified Financial Services - 0.2%
Flying Eagle Acquisition Corp. (a)	66,900	771,357
Netfin Acquisition Corp. Class A (a)(b)	83,800	863,140
		1,634,497
Insurance - 1.4%
Assurant, Inc.	39,600	4,925,052
BRP Group, Inc. (a)	129,838	3,310,869
RenaissanceRe Holdings Ltd.	30,492	4,931,166
		13,167,087
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	113,921	4,539,752
Pennymac Financial Services, Inc.	49,767	2,529,159
		7,068,911

TOTAL FINANCIALS		55,935,275

HEALTH CARE - 32.1%
Biotechnology - 17.2%
Acceleron Pharma, Inc. (a)	53,744	5,620,548
ADC Therapeutics SA (a)	56,831	1,630,481
Agios Pharmaceuticals, Inc. (a)	32,541	1,303,918
Allovir, Inc. (a)	79,400	2,098,542
ALX Oncology Holdings, Inc. (a)	60,700	2,398,257
Annexon, Inc. (a)	56,100	1,167,441
Aprea Therapeutics, Inc.	108,129	2,358,293
Arena Pharmaceuticals, Inc. (a)	46,778	4,009,810
Argenx SE ADR (a)	28,134	6,980,889
Ascendis Pharma A/S sponsored ADR (a)	56,145	9,171,286
Blueprint Medicines Corp. (a)	42,181	4,314,273
CareDx, Inc. (a)	56,700	2,781,135
Castle Biosciences, Inc.(a)	53,900	2,502,577
Deciphera Pharmaceuticals, Inc. (a)	44,284	2,571,572
Emergent BioSolutions, Inc. (a)(b)	44,798	4,030,476
FibroGen, Inc. (a)	139,092	5,338,351
Forma Therapeutics Holdings, Inc.	42,250	1,821,820
Fusion Pharmaceuticals, Inc. (a)	6,900	85,560
Global Blood Therapeutics, Inc. (a)(b)	43,075	2,277,806
Halozyme Therapeutics, Inc. (a)	63,800	1,786,400
ImmunoGen, Inc. (a)	279,000	1,573,560
Insmed, Inc. (a)	98,833	3,255,559
Iovance Biotherapeutics, Inc. (a)	108,345	3,865,750
Keros Therapeutics, Inc.	65,200	3,625,120
Kura Oncology, Inc. (a)	169,291	5,290,344
Kymera Therapeutics, Inc. (a)	99,100	3,566,609
Mirati Therapeutics, Inc. (a)	46,694	10,139,135
Morphic Holding, Inc. (a)	77,907	2,096,477
Myovant Sciences Ltd. (a)(b)	93,376	1,288,589
Natera, Inc. (a)	111,212	7,480,119
Nkarta, Inc. (a)(b)	3,800	109,098
Novavax, Inc. (a)	24,700	1,993,537
ORIC Pharmaceuticals, Inc. (a)	6,542	140,653
Passage Bio, Inc.	157,729	2,651,424
Poseida Therapeutics, Inc. (a)	3,900	44,889
Prelude Therapeutics, Inc.	17,354	611,381
Protagonist Therapeutics, Inc. (a)	127,712	2,420,142
PTC Therapeutics, Inc. (a)	115,100	6,007,069
Relay Therapeutics, Inc. (a)	62,425	2,305,980
Repare Therapeutics, Inc.	100,600	2,719,218
Repligen Corp. (a)	29,962	4,990,770
Revolution Medicines, Inc.	170,659	5,152,195
Sarepta Therapeutics, Inc. (a)	26,955	3,663,454
Shattuck Labs, Inc. (b)	15,200	392,920
Taysha Gene Therapies, Inc. (b)	29,610	615,888
TG Therapeutics, Inc. (a)	234,740	5,931,880
Turning Point Therapeutics, Inc. (a)	98,237	9,056,469
Veracyte, Inc. (a)(b)	119,800	4,152,268
Viela Bio, Inc.	86,079	2,746,781
Xenon Pharmaceuticals, Inc. (a)	52,814	513,352
Zymeworks, Inc. (a)	10,421	407,670
		163,057,735
Health Care Equipment & Supplies - 6.1%
Axonics Modulation Technologies, Inc. (a)	122,807	5,758,420
CryoPort, Inc. (a)(b)	66,488	2,668,828
Haemonetics Corp. (a)	38,185	3,860,122
Insulet Corp. (a)	62,502	13,891,070
Integer Holdings Corp. (a)(b)	82,999	4,851,292
iRhythm Technologies, Inc. (a)	21,930	4,637,099
Masimo Corp. (a)	7,855	1,758,106
Nevro Corp. (a)	48,370	7,217,288
OrthoPediatrics Corp. (a)(b)	43,500	1,940,100
Outset Medical, Inc.	7,400	343,878
Pulmonx Corp.	41,401	1,741,326
Tandem Diabetes Care, Inc. (a)	49,597	5,406,073
TransMedics Group, Inc. (a)	161,686	1,936,998
ViewRay, Inc. (a)	642,101	1,907,040
		57,917,640
Health Care Providers & Services - 3.4%
Chemed Corp.	6,600	3,156,912
Guardant Health, Inc. (a)	41,949	4,474,280
LHC Group, Inc. (a)	43,558	9,432,485
Molina Healthcare, Inc. (a)	34,054	6,350,049
Progyny, Inc. (a)(b)	197,582	4,815,073
R1 RCM, Inc. (a)	212,000	3,799,040
		32,027,839
Health Care Technology - 2.4%
Health Catalyst, Inc. (a)(b)	96,791	3,337,354
Inovalon Holdings, Inc. Class A (a)	226,856	4,307,995
Inspire Medical Systems, Inc. (a)	69,958	8,355,084
Kronos Bio, Inc.	8,100	227,529
Phreesia, Inc. (a)	127,544	4,715,302
Schrodinger, Inc.	42,438	2,070,126
		23,013,390
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. (a)	43,194	5,913,259
Berkeley Lights, Inc. (a)	4,203	305,012
Bruker Corp.	76,171	3,240,314
Charles River Laboratories International, Inc. (a)	16,700	3,802,590
Nanostring Technologies, Inc. (a)	135,453	4,964,352
Syneos Health, Inc. (a)	108,400	5,753,872
		23,979,399
Pharmaceuticals - 0.4%
Arvinas Holding Co. LLC (a)	78,129	1,633,677
IMARA, Inc.	58,686	927,826
Theravance Biopharma, Inc. (a)	55,754	1,054,308
		3,615,811

TOTAL HEALTH CARE		303,611,814

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	44,090	4,360,501
BWX Technologies, Inc.	110,408	6,073,544
		10,434,045
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	165,200	4,632,208
Atlas Air Worldwide Holdings, Inc. (a)	37,000	2,188,920
		6,821,128
Building Products - 2.7%
A.O. Smith Corp.	25,581	1,322,282
Builders FirstSource, Inc. (a)	281,400	8,526,420
Fortune Brands Home & Security, Inc.	66,518	5,379,311
Jeld-Wen Holding, Inc. (a)	126,300	2,656,089
The AZEK Co., Inc.	229,500	7,674,480
		25,558,582
Commercial Services & Supplies - 0.9%
Herman Miller, Inc.	23,581	718,513
HNI Corp.	71,114	2,314,761
Montrose Environmental Group, Inc. (a)	107,700	2,911,131
Tetra Tech, Inc.	27,400	2,764,934
		8,709,339
Construction & Engineering - 1.5%
AECOM (a)	71,319	3,197,944
Dycom Industries, Inc. (a)	121,595	7,896,379
Quanta Services, Inc.	50,200	3,133,986
		14,228,309
Electrical Equipment - 1.9%
Generac Holdings, Inc. (a)	32,143	6,754,851
Regal Beloit Corp.	29,300	2,890,445
Sensata Technologies, Inc. PLC (a)	85,440	3,734,582
Sunrun, Inc. (a)	78,500	4,083,570
		17,463,448
Machinery - 4.1%
ESCO Technologies, Inc.	51,086	4,275,387
IDEX Corp.	27,594	4,701,742
ITT, Inc.	82,243	4,976,524
Kornit Digital Ltd. (a)	251,596	16,937,439
Nordson Corp.	22,322	4,317,744
Shenzhen Inovance Technology Co. Ltd. (A Shares)	390,200	3,755,298
		38,964,134
Marine - 0.4%
SITC International Holdings Co. Ltd.	2,691,000	4,151,481
Professional Services - 3.0%
ASGN, Inc. (a)	71,109	4,741,548
Clarivate Analytics PLC (a)	215,752	5,987,118
FTI Consulting, Inc. (a)	26,494	2,608,599
Insperity, Inc.	89,868	6,882,091
TriNet Group, Inc. (a)	120,389	8,297,210
		28,516,566
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	108,062	4,105,275
Trading Companies & Distributors - 0.5%
BMC Stock Holdings, Inc. (a)	109,200	4,323,228

TOTAL INDUSTRIALS		163,275,535

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.2%
Ciena Corp. (a)	62,467	2,460,575
Electronic Equipment & Components - 0.6%
Fabrinet (a)	89,639	5,380,133
IT Services - 1.6%
CACI International, Inc. Class A (a)	18,878	3,936,629
Genpact Ltd.	82,805	2,846,008
KBR, Inc.	168,910	3,765,004
Repay Holdings Corp. (a)	77,785	1,752,496
WNS Holdings Ltd. sponsored ADR (a)	43,931	2,532,183
		14,832,320
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. (a)	82,249	5,549,340
Allegro MicroSystems LLC (a)	6,200	113,460
Array Technologies, Inc. (b)	126,273	4,653,160
Cirrus Logic, Inc. (a)	74,332	5,119,245
CMC Materials, Inc.	35,411	5,035,090
Enphase Energy, Inc. (a)	65,995	6,473,450
Inphi Corp. (a)	24,063	3,363,045
PDF Solutions, Inc. (a)	26,813	502,476
Semtech Corp. (a)	38,793	2,129,348
SiTime Corp. (b)	182,605	15,245,691
		48,184,305
Software - 10.2%
Ceridian HCM Holding, Inc. (a)	47,009	4,053,116
Digital Turbine, Inc. (a)	181,700	5,207,522
Duck Creek Technologies, Inc. (a)(b)	19,470	844,414
Dynatrace, Inc. (a)	155,073	5,475,628
Elastic NV (a)	71,770	7,278,196
Everbridge, Inc. (a)	27	2,827
FireEye, Inc. (a)	161,500	2,235,160
Five9, Inc. (a)	85,518	12,974,791
Globant SA (a)	26,360	4,760,880
JFrog Ltd. (b)	14,400	1,042,992
Lightspeed POS, Inc. (a)	139,657	4,467,598
LivePerson, Inc. (a)	127,179	6,798,989
Manhattan Associates, Inc. (a)	36,997	3,163,244
NICE Systems Ltd. sponsored ADR (a)	16,600	3,789,116
Nuance Communications, Inc. (a)	96,653	3,084,197
Ping Identity Holding Corp. (a)	85,144	2,357,637
Rapid7, Inc. (a)	65,500	4,056,415
SailPoint Technologies Holding, Inc. (a)	33,600	1,394,736
Sprout Social, Inc. (a)	86,700	3,788,790
Tenable Holdings, Inc. (a)	244,488	8,339,486
Varonis Systems, Inc. (a)	61,600	7,119,112
Yext, Inc. (a)	267,900	4,441,782
		96,676,628

TOTAL INFORMATION TECHNOLOGY		167,533,961

MATERIALS - 1.0%
Chemicals - 0.2%
Valvoline, Inc.	118,479	2,330,482
Containers & Packaging - 0.8%
Avery Dennison Corp.	52,087	7,208,320

TOTAL MATERIALS		9,538,802

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Americold Realty Trust	75,024	2,718,120
Terreno Realty Corp.	71,671	4,033,644
		6,751,764
Real Estate Management & Development - 0.3%
Redfin Corp. (a)	69,900	2,919,723

TOTAL REAL ESTATE		9,671,487

TOTAL COMMON STOCKS
(Cost $724,584,751)		920,526,340

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Fanatics, Inc. Series E (c)(d)	158,924	2,747,796
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Alkami Technology, Inc. Series F (c)(d)	199,371	3,189,936
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (c)(d)	192,936	2,890,181
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.2%
Yanka Industries, Inc. Series E (c)(d)	191,029	2,307,478
Software - 0.7%
Compass, Inc.:
Series E (a)(c)(d)	16,661	2,361,530
Series F (a)(c)(d)	27,147	3,757,688
		6,119,218

TOTAL INFORMATION TECHNOLOGY		8,426,696

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,200,637)		17,254,609

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.10% (e)	10,278,943	10,280,999
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)(f)	39,337,027	39,340,961
TOTAL MONEY MARKET FUNDS
(Cost $49,621,960)		49,621,960
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $789,407,348)		987,402,909
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(40,460,195)
NET ASSETS - 100%		$946,942,714

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,254,609 or 1.8% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alkami Technology, Inc. Series F	9/24/20	$3,189,936
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820
Convoy, Inc. Series D	10/30/19	$2,612,353
Fanatics, Inc. Series E	8/13/20	$2,747,796
Yanka Industries, Inc. Series E	5/15/20	$2,307,478

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,332
Fidelity Securities Lending Cash Central Fund	18,526
Total	$19,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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